Other Income (Expense), Net (Tables)	12 Months Ended
Sep. 30, 2023
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expense), Net	Other income (expense), net for the year ended September 30, 2023, 2022 and 2021 consisted of the following:
	For the Years Ended September 30,
	2023	2022	2021
Government grants	$373,032	$355,925	$1,190,882
Dividend income	250,096	420,596	433,735
Rental income	85,437	-	-
Bad debt recovery	-	564,283	153,676
Other net miscellaneous income (expenses)	(6,814)	57,369	170,234
Total	$701,751	$1,398,173	$1,948,527